COMMITMENTS AND CONTINGENCIES	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES

NOTE 8 - COMMITMENTS AND CONTINGENCIES

Settlement Agreement – Efficient Capital Labs, Inc.

On May 18, 2023 SemiCab entered into a Installment Business Loan Agreement (“IBLA”) with a principal balance of $1,000,000 with Efficient Capital Labs, Inc. (“ECL”) to finance working capital and product development. The loan had a 12-month maturity date. Repayments were originally scheduled to begin in June 2023, in equal installments of $91,667 for 13 months, with an interest rate of 17.97%. On May 18, 2024, SemiCab entered into a settlement agreement (“Settlement”) with ECL. The terms of repayment are as follows:

Payment: Semicab shall pay to ECL the sum of $946,666USD (the “Settlement Sum”) as follows:

(a) On or before May 20, 2024, Semicab shall pay ECL $25,000.00 USD (the “Initial Payment”);

(b) On or before June 3, 2024, Semicab shall pay ECL $75,000.00 USD (the “Second Payment”);

(c) On or before the first business day of each of the following ten (10) calendar months, starting July 1, 2024 Semicab shall pay ECL $84,666 USD (the “Additional Payments,” and each an “Additional Payment”).

As of September 30, 2024 the amount payable on the Settlement is $578,917 and recorded as a component accrued expenses on the accompanying condensed consolidated balance sheets.

Blue Yonder, Inc. Lawsuit

Pursuant to the asset purchase agreement with SemiCab, the Company assumed a judgement against SemiCab regarding damages resulting from contract breach for IT subscription-based services. On March 28, 2020, SemiCab entered into a service contract and agreement with Blue Yonder, Inc. (“Blue Yonder”) for certain IT subscription-based services. The original term of the agreement was for three years, at a price of $100,000 per year, for a total of $300,000. On June 21, 2023, Blue Yonder filed a lawsuit claiming damages in the amount of $275,000 with the Maricopa County Superior Court in Arizona (“Lawsuit”). The suit was found in favor of Blue Yonder in the amount of $509,119, subject to two separate milestone payments that would otherwise deem the entire balance due satisfied if either milestone payment is made by the Company. The first milestone payment for $175,000 and was due on July 1, 2024 and was not made. In the event this payment is made, the remaining settlement shall be deemed satisfied. If this payment is not made, the Company shall owe a total of $225,000 by October 1, 2024. In the event this payment is made, the remaining settlement shall be deemed satisfied. If neither payment is made, Blue Yonder shall be entitled to execute the full $509,119 beginning January 1, 2025. As of the date of this filing, none of the scheduled payments have been made. A liability of $509,119 has been recorded as a component of accrued expenses on the accompanying condensed consolidated balance sheets.

ALGORHYTHM HOLDINGS, INC. and SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2024 and 2023

(Unaudited)

Derivative Action

On December 21, 2023, Ault Lending, LLC, a wholly owned subsidiary of Ault Alliance, Inc. (“Ault”), one of the Company’s largest shareholders, filed a derivative shareholder action in Delaware Chancery Court against the Company, its Directors, and other Company shareholders (The Stingray Group, Inc. and Regalia Ventures) (“the Defendants”) for alleged breach of fiduciary duty in approving a recent above-market private placement equity transaction. The complaint alleges the Company, and its directors followed an inadequate process in evaluating the private placement transaction which occurred back in November 2023 and entered into the transaction with an intent to dilute Ault’s ownership stake in the Company. The Company filed a motion to dismiss the complaint. Based on the Company’s assessment of the facts underlying the claims, the uncertainty of the litigation and the preliminary stage of the case, the Company cannot reasonably estimate the potential loss or range of loss that may result from this action.

The Company is involved in litigation arising from other matters in the ordinary course of business. The Company is subject to claims, suits and other proceedings that could result in fines, civil penalties, or other adverse consequences. The Company records a liability when it believes that it is probable that a loss has been incurred and the amount can be reasonably estimated. If the Company determines that a loss is reasonably possible and the loss or range of loss can be estimated, the Company discloses the reasonably possible loss. The Company evaluates developments in its legal matters that could affect the amount of liability that has been previously accrued, and the matters and related reasonably possible losses disclosed, and makes adjustments as appropriate. Significant judgment is required to determine both likelihood of there being and the estimated amount of a loss related to such matters.

NOTE 7 - COMMITMENTS AND CONTINGENCIES

Hospitality Lease

On August 23, 2023, MICS NY entered into an Agreement of Lease (the “Lease Agreement”) with OAC 111 Flatiron, LLC and OAC Adelphi, LLC (the “Landlord”), pursuant to which MICS NY agreed to lease approximately 10,000 square feet of ground floor retail space and a portion of the basement underneath the ground floor retail space in the property located at 111 West 24th Street, New York, New York (the “Premises”). It was the Company’s intention to use the Premises as a new karaoke venue, offering immersive karaoke technology and audio-visual capabilities, with restaurant and bar offerings however due to lack of funding, the Company initiated termination of the lease in March 2024 (See Note 8 - Operating Leases).

The term of the Lease Agreement is for fifteen (15) years, or on such an earlier date upon which the term shall expire, be canceled, or terminated pursuant to any of the conditions or covenants of the Lease Agreement. Pursuant to the Lease Agreement, MICS NY is obligated to pay an initial base rent in the amount of $30,000 beginning July 1, 2024, with scheduled increases over the term, as set forth in the Lease Agreement.

In March 2024, the Company initiated the termination of this lease under certain provisions made available under the Lease Agreement. The Landlord and the Company are in active discussions as to the terms of the lease termination however as of this filing, it is too early in the negotiation process to estimate any potential loss, if any, related to the lease termination process.

Derivative Litigation

On December 21, 2023, Ault Lending, LLC, a wholly owned subsidiary of Ault Alliance, Inc. (“Ault”), one of the Company’s largest shareholders, filed a derivative shareholder action in Delaware Chancery Court against the Company, its Directors, and other Company shareholders (The Stingray Group, Inc. and Regalia Ventures) (“the Defendants”) for alleged breach of fiduciary duty in approving a recent above-market private placement equity transaction. The Complaint alleges the Company, and its Directors followed an inadequate process in evaluating the private placement transaction which occurred back in November 2023 and entered into the transaction with an intent to dilute Ault’s ownership stake in the Company. The Defendants have retained Delaware counsel to represent them in this matter and the Company has filed a motion to dismiss the suit. The Company has Director & Officer liability insurance for up to $5,000,000 with a retention of $250,000 for derivative claims.

Other than what is disclosed above, we are not a party to, and our property is not the subject of, any pending material legal proceedings.

Semi Cab Inc [Member]
COMMITMENTS AND CONTINGENCIES

NOTE 8 - COMMITMENTS AND CONTINGENCIES

On March 28, 2020 the Company entered into a service contract and agreement with Blue Yonder, Inc. (“Blue Yonder”) for certain IT subscription based services. The original term of the agreement was for three years, at a price of $100,000 per year, for a total of $300,000. On June 21, 2023, Blue Yonder filed a lawsuit claiming damages in the amount of $275,000 with the Maricopa County Superior Court in Arizona (“Lawsuit”). The suit was found in favor of Blue Yonder in the amount of $509,119, subject to two separate milestone payments that would otherwise deem the entire balance due satisfied if either milestone payment is made by the Company. The first milestone payment if for $175,000 and is due on July 1, 2024. In the event this payment is made, the remaining settlement shall be deemed satisfied. If this payment is not made, the Company shall owe a total of $225,000 by October 1, 2024. In the event this payment is made, the remaining settlement shall be deemed satisfied. If neither payment s made, Blue Yonder shall be entitled to execute the full $509,119 beginning January 1, 2025. As of March 31, 2024, the Company has accrued $225,000 on its balance sheet as an other current liability to account for the expected payment of this amount required to settle this dispute on or before October 1, 2024.

On May 28, 2024, SemiCab was sued by a Baxter Bailey, collection agency acting on behalf of a domestic freight shipper. The shipper claims is was underpaid for services rendered, and SemiCab has disputed the claim. The total amount in dispute is approximately $93,000. SemiCab intends to dispute the claim. As such, this litigation has been excluded from liabilities assumed as part of this transaction. $100,000 has been accrued on the March 31, 2024 balance sheet to account for this potential liability.